INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Maturities of estimated tax carryforward (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
DEFERRED INCOME TAX ASSETS/LIABILITIES
Carryforwards not recognized	$ 53,000
Tax carryforward amount	87,121,000
Total deferred tax liabilities, net	254,629,000	$ 263,872,000
Tax carryforward
DEFERRED INCOME TAX ASSETS/LIABILITIES
Total deferred tax liabilities, net	(30,407,000)	$ (386,000)
Telecom | Tax Year 2022
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	82,721,000
Telemas S.A | Tax Year 2019
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	675,000
Micro Sistemas | Tax Year 2021
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	240,000
Micro Sistemas | Tax Year 2022
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	3,432
AVC Continente Audiovisual [member] | Tax Year 2021
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	3,000
AVC Continente Audiovisual [member] | Tax Year 2022 Three
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	$ 50,000